Income Tax - Schedule of Provision for Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current
Hong Kong	$ 151,155	$ 128,700
Deferred
Hong Kong	(13,765)	28,347	$ 28,680
Total	$ 137,390	$ 157,047	$ 52,512